Dividend Per Ordinary Share - Additional Information (Detail) - € / shares	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Disclosure of Dividends [Line Items]
Dividends per ordinary share	€ 0.24	€ 0.24
Total dividends [member]
Disclosure of Dividends [Line Items]
Dividends per ordinary share			€ 0.67
Interim dividends [member]
Disclosure of Dividends [Line Items]
Dividends per ordinary share		€ 0.24
Ordinary shares [member]
Disclosure of Dividends [Line Items]
Withholding tax on dividends paid			15.00%